Investment Objectives and Goals - Innovator International Developed Power Buffer ETF - May	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – May
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.94% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from May 1, 2026 to April 30, 2027.